Fair Value of Financial Instruments - Additional Information (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 0	$ 0
Liabilities measured at fair value	$ 0	0
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value		0
Liabilities measured at fair value		$ 0